Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	11,154.61
Total Transaction Valuation	128,213,937.50
Total Offset Amount	0.00
Net Fee	$ 11,154.61
Offering Table N/A
Offset Table N/A	N/A